INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 3,149	$ 2,892
Cost
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	4,195	3,762	$ 4,657
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ (1,046)	$ (870)	$ (958)